NOTES PAYABLE CURRENT (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Notes payable, related parties, current	$ 0	$ 58,000
Note Payable - Related Party 1
Notes payable, related parties, current	0	38,000
Note Payable - Related Party 2
Notes payable, related parties, current	$ 0	$ 20,000